SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	3 Months Ended
Dec. 31, 2017 Contract
Revenue from contract with customer | Customer concentration risk
Concentration Risk [Line Items]
Number of contracts	1
Concentration risk, customer	one customer
Purchases | Supplier concentration risk
Concentration Risk [Line Items]
Number of contracts	2
Concentration risk, supplier	one supplier